Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details)	Dec. 31, 2025
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the remaining lease term
Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Expected useful life	4 years
Computer Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Expected useful life	4 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Expected useful life	4 years
Renovation [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Expected useful life	2 years
Renovation [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Expected useful life	4 years
Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details) [Line Items]
Expected useful life	8 years